Taxation (Details 8) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Uncertain tax positions
Balance at the beginning of the period	10,517,130
Tax positions related to current year: Additions	798,075	1,481,443
Tax positions related to prior year: Additions	878,919	9,297,799
Foreign currency translation adjustment	(32,602)	(262,112)
Balance at the end of the period	12,161,522	10,517,130